Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Destra Flaherty & Crumrine Preferred and Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.02%	2.07%	4.33%
Destra Flaherty & Crumrine Preferred and Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	0.28%	2.38%
Destra Flaherty & Crumrine Preferred and Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.75%	0.28%	2.38%
Destra Flaherty & Crumrine Preferred and Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.12%	2.24%	4.02%
Destra Flaherty & Crumrine Preferred and Income Fund Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.13%	2.91%
Destra Flaherty & Crumrine Preferred and Income Fund Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.59%	1.48%	2.91%
Destra Flaherty & Crumrine Preferred and Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	3.27%	5.07%
Destra Flaherty & Crumrine Preferred and Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	1.86%	3.66%
Destra Flaherty & Crumrine Preferred and Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.79%	2.20%	3.67%
Destra Flaherty & Crumrine Preferred and Income Fund Class I | ICE BofA Merrill Lynch 8% Constrained Core West Preferred & Jr. Subordinated Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.11%	2.53%	4.71%

[1]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions due to an assumed benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[2]	ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high-yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a Rule 144A filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million.